Investment under equity method (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment Under Equity Method

Components of investment under equity method are as follows as of December 31:

	2024	2025	2025
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	76,760
Accumulated share of losses in joint venture	(101,000)	(101,000)	(76,760)
Total	-	-	-